SHORT-TERM BANK CREDIT AND CREDIT LINES	12 Months Ended
Dec. 31, 2015
SHORT-TERM BANK CREDIT AND CREDIT LINES [Abstract]
SHORT-TERM BANK CREDIT AND CREDIT LINES

NOTE 8:-              SHORT-TERM BANK CREDIT AND CREDIT LINES

a.              Short-term bank credit classified by currency, linkage terms and interest rates:

	Interest rate		December 31,
	2014	2015	2014	2015
	%

In or linked to NIS	0.66	-	$2,571	$-

			$2,571	$-
Weighted average interest rates at the end of the year	0.66	-

b.              Credit lines:

	December 31,
	2014	2015

Short-term bank credit	$2,571	$-
Long-term bank credit	1,875	-
Bank guarantees	4,111	5,744

	8,557	5,744

Unutilized credit lines	19,406	17,085

Total authorized credit lines	$27,963	$22,829

c.              The Company's Canadian subsidiary has undertaken to maintain general covenants and the following financial ratios and terms in respect of its outstanding credit lines: a quick ratio of not less than 1.25:1; a ratio of total liabilities to tangible net worth of not greater than 0.75:1; and tangible net worth of at least $ 10,000. As of December 31, 2015, the Company's Canadian subsidiary was in compliance with the ratios and terms.

d.              For charges, see Note 11g.